Note 30 - Non-cash Items	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
30.
    NON-CASH ITEMS

	2019	2018	2017
Acquisition of investments payables	20.0	–	–
Cash financing cost other than interests	(2.1)	(142.2)	42.3
PERT 2017	–	–	199.7
Fair value of option granted on a subsidiary	(274.3)	(166.8)	221.8
Shareholding exchange transactions	–	36.5	–
Effect of application of IAS 29 (hyperinflation)	339.2	32.9	–
Others	–	0.8	–